(13) Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
	Level 1	Level 2	Level 3	Total

Fair Value of Goodwill	$ 0	$ 0	$ 375,000	$ 375,000